SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
Stock options under the Radcom plans are as follows for the periods indicated:

	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	1,034,205	4.0	4.0	$529
Granted	210,750	3.65
Exercised	(184,588)	1.22
Expired & forfeited	(46,875)	6.24

Outstanding at December 31, 2013	1,013,492	4.34	3.64	1,813

Exercisable at December 31, 2013	859,656	4.50	3.42	1,507

Vested and expected to vest at December 31, 2013	1,013,492	4.34	3.64	1,813

Stock Options Under the Plans by Exercise Price
Stock options under the Radcom plans are as follows for the periods indicated:

	Options outstanding at December 31, 2013			Options exercisable at December 31, 2013
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7- 1.95	204,093	1.15	2.44	190,432	1.09	2.40
2.38 - 4.9	616,013	3.74	4.34	481,913	3.84	4.15
5.0 - 8.72	83,486	6.65	2.12	78,736	6.73	1.99
10.80 - 13.16	109,900	11.83	3.06	108,575	11.82	3.05

	1,013,492			859,656

Weighted Average Fair Values of Options
The weighted average fair values of options granted during the years ended December 31, 2013, 2012 and 2011 were:

	Year ended December 31,
	2013	2012	2011

Weighted average fair values on grant date	$1.7	$2.5	$5.3

Departmental Allocation of Share-based Compensation Charge
The following table summarizes the departmental allocation of the Company's share-based compensation charge:

	Year ended December 31,
	2013	2012	2011

Cost of sales	$7	$14	$27
Research and development	117	205	218
Selling and marketing	82	167	231
General and administrative	293	286	347

	$499	$672	$823

Outstanding Warrants and Rights
The Company's outstanding warrants and rights as of December 31, 2013 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24,2013	339,880	3.49	April 23, 2016